CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Rserves [Member]	Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 19,000	$ 7,537,243		$ (7,323,699)	$ 58,122	$ 20,657	$ 311,323
Balance at beginning, shares at Dec. 31, 2018	19,000,000
Acquisition of additional Non-controlling interest		(1,685,154)				(104,050)	(1,789,204)
Net loss attributable to Infobird Co., Ltd				4,847,357			4,847,357
Net loss attributable to noncontrolling interests						254,471	254,471
Statutory reserve			31,778	(31,778)
Foreign currency translation adjustment					(28,797)	(595)	(29,392)
Ending balance, value at Dec. 31, 2019	$ 19,000	5,852,089	31,778	(2,508,120)	29,325	170,483	3,594,555
Balance at ending, shares at Dec. 31, 2019	19,000,000
Net loss attributable to Infobird Co., Ltd				3,998,274			3,998,274
Net loss attributable to noncontrolling interests						61,886	61,886
Statutory reserve			405,771	(405,771)
Foreign currency translation adjustment					464,721	11,859	476,580
Ending balance, value at Dec. 31, 2020	$ 19,000	5,852,089	437,549	1,084,383	494,046	244,228	8,131,295
Balance at ending, shares at Dec. 31, 2020	19,000,000
Net loss attributable to Infobird Co., Ltd				(13,872,232)			(13,872,232)
Net loss attributable to noncontrolling interests						(353,681)	(353,681)
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs	$ 6,375	20,790,869					20,797,244
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs, Shares	6,375,000
Statutory reserve			11,587	(11,587)
Noncontrolling interest from acquisition						955,693	955,693
Share-based compensations for consulting services	$ 70	140,397					140,467
Share-based compensations for consulting services, Shares	70,000
Foreign currency translation adjustment					98,172	3,912	102,084
Ending balance, value at Dec. 31, 2021	$ 25,445	$ 26,783,355	$ 449,136	$ (12,799,436)	$ 592,218	$ 850,152	$ 15,900,870
Balance at ending, shares at Dec. 31, 2021	25,445,000